Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Revenue	$ 571,259	$ 580,847	$ 598,109	$ 602,306	$ 619,122	$ 608,625	$ 615,749	$ 628,890	$ 2,352,521	$ 2,472,386	$ 2,603,623
Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)									328,501	348,348	375,769
Selling, general and administrative									199,412	197,407	288,467
Impairment of goodwill and other intangibles	4,200,000								4,165,400
Depreciation and amortization									687,729	679,351	736,567
Gain on satellite insurance recoveries											(9,618)
Total operating expenses									5,381,042	1,225,106	1,391,185
Income (loss) from operations	(3,897,122)	284,999	290,842	292,762	292,707	310,811	315,060	328,700	(3,028,521)	1,247,280	1,212,438
Interest (income) expense, net									890,279	944,787	1,122,261
Gain (loss) on early extinguishment of debt					(40,400)				7,061	(40,423)	(368,089)
Other income (expense), net									(6,201)	(2,593)	(4,918)
Income (loss) before income taxes									(3,917,940)	259,477	(282,830)
Provision for (benefit from) income taxes									1,513	22,971	(30,837)
Net income (loss)	(4,115,321)	78,967	61,236	55,665	17,220	68,620	67,771	82,896	(3,919,453)	236,506	(251,993)
Net income attributable to noncontrolling interest									(3,934)	(3,974)	(3,687)
Net income (loss) attributable to Intelsat	(4,116,306)	77,982	60,220	54,717	16,194	67,624	66,768	81,946	(3,923,387)	232,532	(255,680)
Cumulative preferred dividends									(9,919)	(9,917)	(10,196)
Net income (loss) attributable to common shareholders	$ (4,116,306)	$ 77,982	$ 50,301	$ 54,717	$ 16,194	$ 67,624	$ 56,851	$ 81,946	$ (3,933,306)	$ 222,615	$ (265,876)
Net income (loss) per common share attributable to Intelsat S.A.:
Basic	$ (38.29)	$ 0.73	$ 0.47	$ 0.51	$ 0.15	$ 0.63	$ 0.53	$ 0.77	$ (36.68)	$ 2.09	$ (2.70)
Diluted	$ (38.29)	$ 0.66	$ 0.47	$ 0.47	$ 0.14	$ 0.58	$ 0.53	$ 0.70	$ (36.68)	$ 1.99	$ (2.70)